      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 1999

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No. 20                                         /X/

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 22                                                        /X/

                           (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado  80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, Co 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective: (check appropriate box)

     / / immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
     /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Shares of Beneficial Interest of the
                                     -------------------------------------------
Berger Information Technology Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                                   EXPLANATORY NOTE

     This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

Two Prospectuses:
     One for the Berger Information Technology Fund - Investor Shares class
     One for the Berger Information Technology Fund - Institutional Shares class

Two Statements of Additional Information:
     One for the Berger Information Technology Fund - Investor Shares class
     One for the Berger Information Technology Fund - Institutional Shares class

One Part C

     This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, these other series of the Berger Investment Portfolio
Trust: Berger Small Company Growth Fund, Berger New Generation Fund, Berger Balanced Fund, Berger Select Fund, Berger Mid Cap Growth Fund or Berger Mid Cap Value Fund.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.

                                SUBJECT TO COMPLETION
                      PRELIMINARY PROSPECTUS DATED _______, 1999

BERGER FUNDS PROSPECTUS



[Nature photo]





                                   BERGER INFORMATION TECHNOLOGY FUND
                                   INVESTOR SHARES



                                   ___________________, 1999









The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

THE BERGER FUNDS-Registered Trademark- are a no-load family of mutual funds.
A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Berger Information Technology Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.

BERGER INFORMATION TECHNOLOGY FUND-TM- - INVESTOR SHARES         PAGE

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS           PAGE
Risk and Investment Table                                        PAGE
Risk and Investment Glossary                                     PAGE

BUYING SHARES                                                    PAGE
SELLING (REDEEMING) SHARES                                       PAGE
Exchanging Shares                                                PAGE
Signature Guarantees/Special Documentation                       PAGE
Your Share Price                                                 PAGE
Other Information About Your Account                             PAGE
Distributions and Taxes                                          PAGE
Tax-Sheltered Retirement Plans                                   PAGE

ORGANIZATION OF THE FUND
Investment Managers                                              PAGE
12b-1 Arrangements                                               PAGE
Special Fund Structure                                           PAGE

FINANCIAL HIGHLIGHTS FOR THE FUND                                PAGE




THE BERGER FUNDS and THE BERGER MOUNTAIN LOGO are registered trademarks of Berger Associates, Inc.; BERGER INFORMATION TECHNOLOGY FUND is a trademark of Berger Associates, Inc.; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

BERGER INFORMATION TECHNOLOGY FUND                     [nature photo]
INVESTOR SHARES
Ticker Symbol: [________]

[icon-profile of head with stock ticker tape in background]
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES
The Fund aims for capital appreciation. In pursuing its goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products. The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

-    That dominate their industries or a particular market segment
- That have or are developing products or services that represent significant technological advancements or improvements
- That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
PRINCIPAL RISKS
You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[icon-profile of head with scrolled paper in background]
THE FUND'S PAST PERFORMANCE
The information below shows the Fund's total return for the only full calendar year since it began operations on April 8, 1997. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

TOTAL RETURN FROM DECEMBER 31, 1997 THROUGH DECEMBER 31, 1998(1)

60%            62.72%
50%
40%
30%
20%
10%
0%

Best quarter:   12/31/98      39.31%
Worst quarter:   9/30/98      -9.95%

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Wilshire 5000 Index (Wilshire 5000). While the Fund does not seek to match the returns of the Wilshire 5000, this index is an indicator of general stock market performance. You may not invest in the Wilshire 5000 and unlike the Fund, it does not incur fees or charges.

                         1 Year       Life of the Fund
                                       (April 8, 1997)

           The Fund       62.72%(1)        56.39%(1)
         Wilshire 5000    21.72%           25.97%

1. Fund returns are from periods prior to the adoption of share classes on [________________], 1999, and therefore do not include the 0.25% 12b-1 fee which has been paid by the Investor Shares since the inception of the class on that date.

[icon-two coins]
FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales charges, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                          None
Maximum Deferred Sales Load                                      None
Maximum Sales Load Imposed on Reinvested Dividends               None
Redemption Fee (as a percentage of amount redeemed or              1%
exchanged if shares held less than 6 months)
Exchange Fee*                                                    None

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)

Management fee                                                   .90%
Distribution (12b-1) fee                                         .25%
Other expenses(1)                                                .74%
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.89%(2)


* The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

1. "Other expenses" are based on estimated expenses and asset growth for the first full year of operations of the Investor Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

2. Total Fund Operating Expenses may exceed the estimated 1.89% before the end of the first full year of operations, including at the end of the Fund's partial fiscal year on September 30, 1999, although they will not exceed 2.00%, since the Fund's investment advisor has agreed to waive its fee or reimburse the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Investor Shares class exceed 2.00%.

UNDERSTANDING EXPENSES
Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

-    $10,000 initial investment
-    5% total return for each year
-    Fund operating expenses remain the same for each period
-    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

Years          $
--------------------
One            $192
Three          $594

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio.

There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

--------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------
 RISK AND INVESTMENT TABLE
--------------------------------------------------------------------------------
                                                            BERGER INFORMATION
                                                             TECHNOLOGY FUND
--------------------------------------------------------------------------------
 DIVERSIFICATION                                                    *
--------------------------------------------------------------------------------
 SECTOR FOCUS                                                      [Y]
 MARKET AND LIQUIDITY RISK
--------------------------------------------------------------------------------
 SMALL AND MID-SIZED COMPANY SECURITIES                             Y
 MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
 FOREIGN SECURITIES                                                 Y
 MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION
 AND POLITICAL RISK
--------------------------------------------------------------------------------
 CONVERTIBLE SECURITIES(1)                                          Y
 MARKET, INTEREST RATE AND CREDIT RISK
--------------------------------------------------------------------------------
 INVESTMENT GRADE BONDS (NONCONVERTIBLE)                            Y
 INTEREST RATE, MARKET AND CREDIT RISK
--------------------------------------------------------------------------------
 COMPANIES WITH LIMITED OPERATING HISTORIES                         Y
 MARKET, LIQUIDITY AND INFORMATION RISK
--------------------------------------------------------------------------------
 ILLIQUID AND RESTRICTED SECURITIES                                 15
 MARKET, LIQUIDITY AND TRANSACTION RISK
--------------------------------------------------------------------------------
 SPECIAL SITUATIONS                                                 Y
 MARKET AND INFORMATION RISK
--------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE MEASURES                                       N
 OPPORTUNITY RISK
--------------------------------------------------------------------------------
 BORROWING                                                         25A*
 LEVERAGE RISK
--------------------------------------------------------------------------------
 HEDGING STRATEGIES
--------------------------------------------------------------------------------
 FINANCIAL FUTURES(2)                                               5
 HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE RISK
--------------------------------------------------------------------------------
 FORWARD FOREIGN CURRENCY CONTRACTS(2)                              Y
 HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND LEVERAGE RISK
--------------------------------------------------------------------------------
 OPTIONS(2)                                                         5
 (EXCHANGE-TRADED AND OVER-THE-COUNTER)
 HEDGING, CREDIT, CORRELATION AND LEVERAGE RISK
--------------------------------------------------------------------------------
 WRITING (SELLING) COVERED CALL OPTIONS(2)                         25A
 (EXCHANGE-TRADED AND OVER-THE-COUNTER)
 OPPORTUNITY, CREDIT AND LEVERAGE RISK
--------------------------------------------------------------------------------

BEFORE YOU INVEST . . .
in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.


LIKE ALL MUTUAL FUNDS, AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THE FUND IS NOT A COMPLETE INVESTMENT PROGRAM, BUT MAY SERVE TO DIVERSIFY OTHER TYPES OF INVESTMENTS IN YOUR PORTFOLIO. THERE IS NO GUARANTEE THAT THE FUND WILL MEET ITS INVESTMENT GOAL, AND ALTHOUGH YOU HAVE THE POTENTIAL TO MAKE MONEY, YOU COULD ALSO LOSE MONEY BY INVESTING IN THE FUND.


The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows this page. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.



KEY TO TABLE

Follow down the columns under the name of the Fund.  The boxes will tell you:
[Y] Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.
Y    Yes, the security or technique is permitted by the Fund.
N    No, the security or technique is not permitted by the Fund.
* The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)
25A Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.
5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.


NOTES TO TABLE

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES increase a fund's investment in government securities and other short-term securities when warranted due to market conditions, without regard to the fund's investment restrictions, policies or normal investment emphasis. The Fund's investment manager does not intend to use this technique in the management of the Fund, but rather intends for the Fund to remain as fully invested as possible at all times.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").

BUYING SHARES
                         [SIDEBAR BOX]
                         SEND NEW ACCOUNT APPLICATIONS TO
                         Berger Funds
                         P.O. Box 419958
                         Kansas City, MO 64141

                         OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY Berger Funds
                         330 West 9th Street, 1st Floor
                         Kansas City, MO 64105


                         [SIDEBAR TABLE]
                         MINIMUM INITIAL INVESTMENTS:
                         -    Regular investment                 $2,000
                         -    Low Minimum Investment Plan        $  100
                         MINIMUM SUBSEQUENT INVESTMENTS:
                         -    Regular investment                 $   50
                         -    Automatic investment               $   50
                         -    Low Minimum Investment Plan
                              (required monthly automatic
                              investments)                       $  100

BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to the Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call (800) 551-5849 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at www.bergerfunds.com.

BY SYSTEMATIC INVESTMENT PLAN

     To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Investments are transferred automatically from your bank account.

     The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but are reluctant to commit to higher lump sum initial investments. In order to qualify for the Low Minimum Investment Plan, an investor MUST commit to automatic monthly investments totaling no less than $100 per month per account. Automatic monthly investments must be made until the value of each account opened under the Plan is at least $2,000 or the account will be assessed a $25 charge each December.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Telephone and online purchase orders may not exceed four times the value of an account on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.

     Orders not paid for on time will be canceled and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive minimums or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

     Call (800) 551-5849.

BY ONLINE ACCESS

     You will find us online at www.bergerfunds.com.

     FOR LIMITATIONS ON TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" BELOW.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Call (800) 551-5849 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES

     IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.

     The Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts or in the case of redemptions resulting from the death of the shareholder.

     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation" below.)

     Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

     You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer.

     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

INFORMATION ABOUT YOUR ACCOUNT

EXCHANGING SHARES

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Berger Cash Account Trust Portfolios (the Berger CAT Portfolios). The Berger CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

- Each Fund or Berger CAT Portfolio must be legally eligible for sale in your state of residence.

- You may exchange out of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the Berger CAT Portfolios.

-    You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the Fund or Berger CAT Portfolio into which you are exchanging.

- Exchanges result in the sale of one Fund's shares and the purchase of another, normally resulting in a taxable event for you.

- It may take one business day or more for your money from a redemption of Fund shares to be invested in a Berger CAT Portfolio.

- Exchanges into any new Fund or Berger CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.

- The Fund will deduct a 1% redemption fee from the amount you exchange if you exchange Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts.

The Fund may terminate or modify the exchange privilege in the future.


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

-    Your request exceeds $100,000.

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-    You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 551-5849 or write to the Berger Funds, P.O. Box 419958, Kansas City, MO 64141.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares, and then dividing that value by the total number of the Investor Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE SHARE PRICE NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Automatic

Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

THIRD PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

YEAR 2000 AND EURO READINESS

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion to the Euro, the new currency of the European Union which took effect on January 1, 1999. The Fund's investment managers are addressing these issues for their computers and are getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment managers consider these issues when evaluating investments for the Fund.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

ACCOUNT MINIMUMS

The Fund will charge all shareholder accounts with a balance of less than $2,000 that are not making automatic monthly investments an annual fee of $25 in December of each year. This charge is designed to help offset the proportionately higher costs of maintaining small accounts.

This charge will apply to accounts that have been over $2,000 at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirement applicable to them as described below may also be subject to involuntary redemption by the Fund.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two different kinds of distributions:

- Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.
- Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 551-5849 or write to the Berger Funds, P.O. Box 419958, Kansas City, MO 64141. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 259-2820.

ORGANIZATION OF THE FUND
INVESTMENT MANAGERS


The following companies provide investment management services to the Fund. The Fund is obligated to pay its investment advisor an advisory fee of 0.90% of the Fund's average daily net assets per year.

BERGER ASSOCIATES, INC. (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger Associates serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for 25 years. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund. Berger Associates also provides administrative services to the Fund.

BAY ISLE FINANCIAL CORPORATION (160 Sansome Street, 17th Floor, San Francisco, CA 94104) is the Fund's sub-advisor. Bay Isle has been in the investment advisory business since 1987. Bay Isle served as investment advisor to the Fund (then known as the InformationTech 100-Registered Trademark- Fund) from its inception in April 1997 until [_________], 1999, when Bay Isle became sub-advisor to the Fund. As sub-advisor, Bay Isle provides day-to-day management of the Fund's investment operations. William F. K. Schaff has been the investment manager for the Fund since its inception. Mr. Schaff is a co-founder and co-owner of Bay Isle and serves as its Chief Investment Officer. Mr. Schaff has been managing accounts of Bay Isle clients since 1987.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

12b-1 ARRANGEMENTS

The Fund is a "no-load" fund, meaning that you pay no sales charge or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Investor Shares class, permitting it to pay a fee in connection with distribution of those shares. Berger Associates is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Investor Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SPECIAL FUND STRUCTURE

On [___________], 1999, the Fund began offering two classes of shares. The Investor Shares offered in this prospectus are available to the general public. The other class of shares, Institutional Shares, are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Institutional Shares, please call (800) 259-2820.

For more information on the multi-class fund structure, see the SAI.

FINANCIAL HIGHLIGHTS FOR THE FUND

The following financial highlights are for the Fund for periods ending February 28, 1998 and 1999, prior to the Fund's reorganization on [___________], 1999. Prior to the reorganization, the Fund was known as the InformationTech 100-Registered Trademark- Fund. At the time of the reorganization, the Fund adopted share classes and first began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table.

These financial highlights are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period. McGladrey & Pullen, LLP, independent accountants, audited this information. Their report appears in the 1999 Annual Report to Shareholders of the InformationTech 100-Registered Trademark- Fund and is incorporated by reference into (made a part of) the Statement of Additional Information. That Annual Report is available from the Fund without charge upon request.

BERGER INFORMATION TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

                                                               Year Ended
                                                              February 28,
                                                              ------------
                                                           1999       1998*
                                                           ----       ----
Net asset value, beginning of period . . . . . . . . .    $30.15    $20.00
                                                           -----     -----
Income (loss) from investment operations:
   Net investment income (loss). . . . . . . . . . . .     (0.31)    (0.10)
   Net realized and unrealized gains (losses)
    on securities. . . . . . . . . . . . . . . . . . .     14.52     10.25
                                                           -----     -----
Total from investment operations . . . . . . . . . . .     14.21     10.15
                                                           -----     -----
Net asset value, end of period . . . . . . . . . . . .    $44.36    $30.15
                                                           -----     -----
                                                           -----     -----
Total Return . . . . . . . . . . . . . . . . . . . . .     47.13%    50.75%(2)
                                                           -----     -----
                                                           -----     -----

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . .  $ 12,446   $ 2,674
Ratio of expenses to average net assets:
   Before expense reimbursement. . . . . . . . . . . .      2.67%    12.17%(1)
   After expense reimbursement . . . . . . . . . . . .      1.50%     1.50%(1)
Ratio of net income (loss) to average net assets . . .     (1.19)%   (1.01)%(1)
Portfolio turnover rate. . . . . . . . . . . . . . . .     35.26%    32.78%

*    For the period April 8, 1997 (commencement of operations) to February 28,
     1998.
1.   Annualized.
2.   Not annualized.

[BACK COVER]



[LOGO]
BERGER-Registered Trademark-


FOR MORE INFORMATION


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get a free copy of the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 419958
Kansas City, MO 64141
(800) 551-5849
www.bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.





INVESTMENT COMPANY ACT FILE NUMBER:
Berger Investment Portfolio Trust  811-8046
   Berger Information Technology Fund - Investor Shares

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.

                                SUBJECT TO COMPLETION
                     PRELIMINARY PROSPECTUS DATED ________, 1999

BERGER FUNDS PROSPECTUS


[Nature photo]





                                   Berger Information Technology Fund
                                   INSTITUTIONAL SHARES



                                   ___________________, 1999




The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

THE BERGER FUNDS -Registered Trademark- are a no-load family of mutual funds.
A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Information Technology Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization on [ ___________], 1999.



BERGER INFORMATION TECHNOLOGY FUND-TM- - INSTITUTIONAL SHARES    PAGE

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS           PAGE
Risk and Investment Glossary                                     PAGE

BUYING SHARES                                                    PAGE
SELLING (REDEEMING) SHARES                                       PAGE
Exchanging Shares                                                PAGE
Signature Guarantees/Special Documentation                       PAGE
Your Share Price                                                 PAGE
Other Information About Your Account                             PAGE
Distributions and Taxes                                          PAGE
Tax-Sheltered Retirement Plans                                   PAGE

ORGANIZATION OF THE FUND
Investment Managers                                              PAGE
Special Fund Structure                                           PAGE

FINANCIAL HIGHLIGHTS FOR THE FUND                                PAGE



THE BERGER FUNDS and THE BERGER MOUNTAIN LOGO are registered trademarks of Berger Associates, Inc.; BERGER INFORMATION TECHNOLOGY FUND is a trademark of Berger Associates, Inc.; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

BERGER INFORMATION TECHNOLOGY FUND
INSTITUTIONAL SHARES
Ticker Symbol: BINFX

[icon-profile of head with stock ticker tape in background]
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES
The Fund aims for capital appreciation. In pursuing its goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products. The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

-    That dominate their industries or a particular market segment
- That have or are developing products or services that represent significant technological advancements or improvements
- That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

[icon-left facing profile of head with lightening bolt; right facing profile of head with sunshine]
PRINCIPAL RISKS
You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

[icon-profile of head with scrolled paper in background]
THE FUND'S PAST PERFORMANCE
The information below shows the Fund's total return for the only full calendar year since it began operations on April 8, 1997. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

TOTAL RETURN FROM DECEMBER 31, 1997 THROUGH DECEMBER 31, 1998

60%              62.72%
50%
40%
30%
20%
10%
0%
(10)%

Best quarter:   12/31/98      39.31%
Worst quarter:  9/30/98       -9.95%

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1998

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Wilshire 5000 Index
(Wilshire 5000).   While the Fund does not seek to match the returns of the
Wilshire 5000, this index is an indicator of general stock market performance. You may not invest in the Wilshire 5000 and unlike the Fund, it does not incur fees or charges.

                              1 Year    Life of the Fund
                                         (April 8, 1997)
            The Fund          62.72%         56.39%
            Wilshire 5000     21.72%         25.97%

[icon-two coins]
FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales charges, but you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                               None
Maximum Deferred Sales Load                                           None
Maximum Sales Load Imposed on Reinvested Dividends                    None
Redemption Fee (as a percentage of amount redeemed or exchanged         1%
if shares held less than 6 months)
Exchange Fee*                                                         None

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)

Management fee                                                        .90%
Other expenses(1)                                                     .87%
                                                                     ------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.77%
FEE WAIVER(2)                                                        (.27)%
                                                                     ------
NET EXPENSES                                                         1.50%


* The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

1. "Other expenses" are estimated expenses for the Institutional Shares class for the first full year of operations of that class, restated as if those expenses had been in effect during the previous fiscal year.

2. Under a written contract, the Fund's investment advisor waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Institutional Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets attributable to the Institutional Shares for that fiscal year. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

UNDERSTANDING EXPENSES
Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS
The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

-    $10,000 initial investment
-    5% total return for each year
-    Fund operating expenses remain the same for each period
-    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS               $
----------------------
One            $  153
Three          $  474
Five           $  818
Ten            $1,791

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST . . .
in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.


The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


     BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. LEVERAGE RISK

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. MARKET, LIQUIDITY AND INFORMATION RISKS

     CONVERTIBLE SECURITIES(1) are debt or equity securities which may be converted on specified terms into stock of the issuer. MARKET, INTEREST RATE AND CREDIT RISKS

     CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Fund's investments are converted to U.S. dollars.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


     FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. MARKET, CURRENCY, TRANSACTION, LIQUIDITY, INFORMATION AND POLITICAL RISKS

     FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. HEDGING, CREDIT, CORRELATION, OPPORTUNITY AND LEVERAGE RISKS

     HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid
Rule 144A securities.   The Fund will not invest more than 15% of its net assets
in illiquid and restricted securities.  MARKET, LIQUIDITY AND TRANSACTION RISKS

     INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (STANDARD & POOR'S) or Baa (MOODY'S) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. INTEREST RATE, MARKET AND CREDIT RISKS

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.
Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. HEDGING, CREDIT, CORRELATION AND LEVERAGE RISKS

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. * MARKET AND LIQUIDITY RISKS

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks. MARKET, LIQUIDITY AND INFORMATION RISKS

     SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities. MARKET AND INFORMATION RISKS

     TEMPORARY DEFENSIVE MEASURES increase a fund's investment in government securities and other short-term securities when warranted due to market conditions, without regard to the fund's investment restrictions, policies or normal investment emphasis. The Fund's investment manager does not intend to use this technique in the management of the Fund, but rather intends for the Fund to remain as fully invested as possible at all times. OPPORTUNITY RISK

     TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. OPPORTUNITY, CREDIT AND LEVERAGE RISKS


1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.
2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.
*    The security or technique is emphasized by the Fund.

BUYING SHARES

                         SEND NEW ACCOUNT APPLICATIONS TO
                         Berger Funds
                         P.O. Box 419958
                         Kansas City, MO 64141

                         OR FOR OVERNIGHT, CERTIFIED OR REGISTERED MAIL ONLY Berger Funds
                         330 West 9th Street, 1st Floor
                         Kansas City, MO 64105



                         Minimums:
                         Initial investment                 $250,000
                         Subsequent investments             No minimum

BY MAIL

     Read this prospectus.

     Fill out the application if you are opening a new account.

     Make out a check to BERGER FUNDS for the amount you want to invest.

     Send the application and a check to the Berger Funds in the envelope provided.

     To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

     Payment may be made from your bank to the Berger Funds.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY TELEPHONE

     If you already have a Berger Funds account, you may purchase additional shares by telephone order.

     You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

     Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY ONLINE ACCESS

     If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

     You will find us online at www.bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

     To automatically purchase more shares on a regular basis, fill out the Automatic Investment Plan section of the application.

     Investments are transferred automatically from your bank account.

     See details on the application.

     ALL SHAREHOLDERS ARE AUTOMATICALLY GRANTED TELEPHONE AND ONLINE TRANSACTION PRIVILEGES UNLESS THEY DECLINE THEM EXPLICITLY IN WRITING, EITHER ON THE ACCOUNT APPLICATION OR BY WRITING TO THE BERGER FUNDS AT THE ADDRESS ABOVE.

     YOU MAY GIVE UP SOME LEVEL OF SECURITY BY CHOOSING TO BUY AND SELL SHARES BY TELEPHONE OR ONLINE RATHER THAN BY MAIL. IN TIMES OF EXTREME ECONOMIC OR MARKET CONDITIONS, TRANSACTIONS BY TELEPHONE OR ONLINE MAY BE DIFFICULT.


IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

     Your check must be made payable to BERGER FUNDS.

     You may NOT purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

     Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

     Orders not paid for on time will be canceled and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

     The Fund reserves the right to reject any order and to waive minimums or increase minimums following notice.

SELLING (REDEEMING) SHARES

BY MAIL

     Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

     Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

     Include any necessary Signature Guarantees.  See "Signature
     Guarantees/Special Documentation" below.

BY TELEPHONE

     Call (800) 960-8427.

BY ONLINE ACCESS

     You will find us online at www.bergerfunds.com.

     FOR LIMITATIONS ON TELEPHONE AND ONLINE REDEMPTIONS SEE "SIGNATURE GUARANTEES / SPECIAL DOCUMENTATION" BELOW.

     TELEPHONE AND ONLINE REDEMPTIONS ARE NOT AVAILABLE FOR SHARES HELD IN RETIREMENT ACCOUNTS SPONSORED BY THE FUND.

BY SYSTEMATIC WITHDRAWAL PLAN

     A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

     Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

     Call (800) 960-8427 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


     The Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts or in the case of redemptions resulting from the death of the shareholder.

     Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.

     You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation" below.)


     A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

     Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

INFORMATION ABOUT YOUR ACCOUNT

EXCHANGING SHARES

Shares of the Fund may be exchanged for shares of any other publicly available Berger Funds by calling (800) 960-8427. When exchanging shares:

- Each account must be registered identically -- have the same signatures and addresses.

-    Each Fund must be legally eligible for sale in your state of residence.

- You may exchange out of the Berger Funds up to four times per calendar year.

-    You may exchange by telephone, online access or mail.

- You are responsible for obtaining and reading the prospectus for the fund into which you are exchanging.

- Exchanges result in the sale of one fund's shares and the purchase of another, normally resulting in a taxable event for you.

- Exchanges into any new fund are subject to that fund's initial and subsequent investment minimums.

- The Fund will deduct a 1% redemption fee from the amount you exchange if you exchange Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts.

The Fund may terminate or modify the exchange privilege in the future.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

- You request that payment be made to a name other than the one on your account registration.

- You request that payment be mailed to an address which has been changed within 30 days of your redemption request or to an address other than the one of record.

-    You change or add information relating to your designated bank.

The Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC.

Make sure the Signature Guarantee appears:

- Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

- On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) which may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 960-8427 or write to the Berger Funds, P.O. Box 419958, Kansas City, MO 64141.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

FOR A PURCHASE, REDEMPTION OR EXCHANGE OF FUND SHARES, YOUR PRICE IS THE SHARE PRICE NEXT CALCULATED AFTER YOUR REQUEST IS RECEIVED IN GOOD ORDER AND ACCEPTED BY THE FUND, ITS AUTHORIZED AGENT OR DESIGNEE. TO RECEIVE A SPECIFIC DAY'S PRICE, YOUR REQUEST MUST BE RECEIVED BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON THAT DAY.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. The Fund, and its service providers, are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments which are not applicable if you buy shares directly from the Fund.

THIRD PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

YEAR 2000 AND EURO READINESS

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information with respect to the Year 2000. Similar adverse affects could result if computers do not properly process information based on the conversion to the Euro, the new currency of the European Union which took effect on January 1, 1999. The Fund's investment managers are addressing these issues for their computers and are getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment managers consider these issues when evaluating investments for the Fund.


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.

Holders of Institutional Shares who received their shares in the Fund's reorganization on [___________], 1999, will not be subject to this minimum account balance requirement in their existing accounts, but instead will be subject to the regular Berger Funds retail minimum account balance requirement of $2,000.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two different kinds of distributions, capital gains from the sale of portfolio securities held by the Fund and net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute any net realized capital gains or investment income annually, normally in December.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares redeemed that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 259-2820 or write to the Berger Funds, P.O. Box 419958, Kansas City, MO 64141. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 960-8427.

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management services to the Fund. The Fund is obligated to pay its investment advisor an advisory fee of 0.90% of the Fund's average daily net assets per year.

BERGER ASSOCIATES, INC. (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger Associates serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger Associates has been in the investment advisory business for 25 years. When acting as investment advisor, Berger Associates is responsible for managing the investment operations of the Fund. Berger Associates also provides administrative services to the Fund.

BAY ISLE FINANCIAL CORPORATION (160 Sansome Street, 17th Floor, San Francisco, CA 94104) is the Fund's sub-advisor. Bay Isle has been in the investment advisory business since 1987. Bay Isle served as investment advisor to the Fund (then known as the InformationTech 100-Registered Trademark- Fund) from its inception in April 1997 until [_________], 1999, when Bay Isle became sub-advisor to the Fund. As sub-advisor, Bay Isle provides day-to-day management of the Fund's investment operations. William F. K. Schaff has been the investment manager for the Fund since its inception. Mr. Schaff is a co-founder and co-owner of Bay Isle and serves as its Chief Investment Officer. Mr. Schaff has been managing accounts of Bay Isle clients since 1987.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."


SPECIAL FUND STRUCTURE

On [___________], 1999, the Fund began offering two classes of shares. The Institutional Shares offered in this prospectus are designed for investors who maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of Institutional Shares who received their shares in the Fund's reorganization on [___________], 1999. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes.
The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call (800) 259-2820.

For more information on the multi-class fund structure, see the SAI.

FINANCIAL HIGHLIGHTS FOR THE FUND

The following financial highlights are for the Fund for periods ending February 28, 1998 and 1999, prior to the Fund's reorganization on [___________], 1999. Prior to the reorganization, the Fund was known as the InformationTech 100-Registered Trademark- Fund.

These financial highlights are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period. McGladrey & Pullen, LLP, independent accountants, audited this information. Their report appears in the 1999 Annual Report to Shareholders of the InformationTech 100-Registered Trademark- Fund and is incorporated by reference into (made a part of) the Statement of Additional Information. That Annual Report is available from the Fund without charge upon request.

BERGER INFORMATION TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods Presented

                                                              Year Ended
                                                             February 28,
                                                             ------------
                                                          1999        1998*
                                                          ----        ----
Net asset value, beginning of period....................$30.15       $20.00
                                                         -----        -----

Income (loss) from investment operations:

     Net investment income (loss)........................(0.31)       (0.10)
     Net realized and unrealized gains (losses) on
     securities..........................................14.52        10.25
                                                         -----        -----

Total from investment operations.........................14.21        10.15
                                                         -----        -----
Net asset value, end of period..........................$44.36       $30.15
                                                         -----        -----
                                                         -----        -----

Total Return.............................................47.13%       50.75%(2)
                                                         -----        -----
                                                         -----        -----

Ratios/Supplemental Data:
Net assets, end of period (in thousands)................$12,446       $2,674

Ratio of expenses to average net assets:
     Before expense reimbursement.........................2.67%       12.17%(1)

     After expense reimbursement..........................1.50%        1.50%(1)

Ratio of net income (loss) to average net assets.......(1 .19)%      (1.01)%(1)
Portfolio turnover rate..................................35.26%       32.78%

*    For the period April 8, 1997 (commencement of operations) to February 28,
     1998.
1.   Annualized.
2.   Not annualized.

[BACK COVER]


[LOGO]
BERGER -Registered Trademark-


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get a free copy of the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 419958
Kansas City, MO 64141
(800) 259-2820
www.bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.




INVESTMENT COMPANY ACT FILE NUMBER:
Berger Investment Portfolio Trust  811-8046
  Berger Information Technology Fund - Institutional Shares

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.



                               SUBJECT TO COMPLETION
                  PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                               DATED _________, 1999



                        BERGER INFORMATION TECHNOLOGY FUND
                  (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                                  INVESTOR SHARES



                         STATEMENT OF ADDITIONAL INFORMATION
                        SHAREHOLDER SERVICES: 1-800-551-5849



          This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Information Technology Fund (the "Fund") -- Investor Shares, dated ___________, 1999, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001.

          The Fund is a "no-load" mutual fund, meaning that a buyer pays no commissions or sales charge when buying or redeeming shares of the Fund, although the Fund pays certain costs of distributing its Investor Shares. See "Section 5. Expenses of the Fund -- 12b-1 Plan" below. This SAI provides further description of the Fund.

          The Fund is the successor to the InformationTech 100-Registered Trademark- Fund, which was reorganized into the Fund effective ________________, 1999. The financial statements of the predecessor fund for the fiscal year ended February 28, 1999, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the predecessor fund's 1999 Annual Report to Shareholders dated February 28, 1999. Additional copies may be obtained upon request without charge by calling the Fund at 1-800-333-1001.














                               DATED [_________], 1999

                                 TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS

-------------------------------------------------------------------------------
 TABLE OF CONTENTS                       CROSS-REFERENCES TO
                                         RELATED DISCLOSURES
                                         IN PROSPECTUS
-------------------------------------------------------------------------------
 Introduction                            Contents
-------------------------------------------------------------------------------
 1. Investment Strategies and Risks of   Berger Information Technology Fund;
 the Fund                                Investment Techniques, Securities and
                                         Associated Risks
-------------------------------------------------------------------------------
 2. Investment Restrictions              Berger Information Technology Fund;
                                         Investment Techniques, Securities and
                                         Associated Risks
-------------------------------------------------------------------------------
 3. Management of the Fund               Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 4. Investment Advisor and Sub-Advisor   Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 5. Expenses of the Fund                 Berger Information Technology Fund;
                                         Financial Highlights for the Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 6. Brokerage Policy                     Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 7. How to Purchase and Redeem Shares    Buying Shares; Exchanging Shares
 in the Fund
-------------------------------------------------------------------------------
 8. How the Net Asset Value is           Your Share Price
 Determined
-------------------------------------------------------------------------------
 9. Income Dividends, Capital Gains      Distributions and Taxes
 Distributions and Tax Treatment
-------------------------------------------------------------------------------
 10. Suspension of Redemption Rights     Other Information About Your Account
-------------------------------------------------------------------------------
 11. Tax-Sheltered Retirement Plans      Tax-Sheltered Retirement Plans
-------------------------------------------------------------------------------
 12. Exchange Privilege and Systematic   Exchanging Shares
 Withdrawal Plan
-------------------------------------------------------------------------------
 13. Performance Information             Berger Information Technology Fund;
                                         Financial Highlights for the Fund
-------------------------------------------------------------------------------
 14. Additional Information              Organization of the Fund; Special Fund
                                         Structure
-------------------------------------------------------------------------------
 Financial Information                   Financial Highlights for the Fund
-------------------------------------------------------------------------------

                                     INTRODUCTION
                                     ------------

          The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.        INVESTMENT STRATEGIES AND RISKS OF THE FUND

          The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

          This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

          COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

          DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

          Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

          Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

          CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

          SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

          ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

          SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

          SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

          INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund's sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund. The advisor's or sub-advisor's trade allocation procedures govern which of its advised accounts participate in any IPO. See the heading "Trade Allocations" under Section 4 below.

          FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

          Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

          There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities.

          Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

          If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

          These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

          When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

          The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES. The Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the

Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

          Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

          HEDGING TRANSACTIONS. Although it has historically not done so, the Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-advisor considers pertinent.

          A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

          The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

          The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

          In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

          The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

          The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

          Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments.
The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.
The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

          The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

          OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

          The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

          The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

          An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

          PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

          Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.        INVESTMENT RESTRICTIONS

          The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

          The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

          In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

BERGER INFORMATION TECHNOLOGY FUND

     The following fundamental restrictions apply to the Berger Information Technology Fund. The Fund may not:

          1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

          The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          3. The Fund may not invest in companies for the purposes of exercising control of management.

          4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.        MANAGEMENT OF THE FUND

          The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

          The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT  59717,
          DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1942. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Co-Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. President and a director of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc., since February 1998. Formerly, a Vice President of DST Systems, Inc. (data processing) from July 1995 to February 1998; President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995; and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, DOB: 1928.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, DOB: 1925.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
          Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
          1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Director
          (since February 1998) and a Vice President (February 1998 - November
          1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, DOB:
          1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995.
          Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, DOB: 1928.
          President, Santa Clara LLC (privately owned agriculture company). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1949. Executive Vice President of the Berger Funds since February 1999. Executive Vice President of Berger Associates, Inc., since February 1999. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.

*    JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1954. Vice President and Secretary (since November 1998) and Assistant Secretary (September 1996 to November 1998) of the Berger Funds. Vice President (since October 1997), Secretary (since November
          1998) and Assistant Secretary (September 1996 through November 1998) with Berger Associates. Vice President and Secretary with Berger Distributors, Inc., since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.

*    DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger Associates. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors, Inc. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*    BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February

          1997) and Chief Compliance Officer (since August 1994) with Berger Associates. Chief Compliance Officer with Berger Distributors, Inc., since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*    JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Associates. Formerly, manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

________________

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's advisor or sub-advisor.

     The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

     The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 1998. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

     The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1998, for each trustee of the
Fund:


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     NAME AND POSITION                  AGGREGATE COMPENSATION FROM
     WITH BERGER FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 BERGER INFORMATION        ALL BERGER FUNDS(2)
                                 TECHNOLOGY FUND(1)
-------------------------------------------------------------------------------
 Dennis E. Baldwin(3)                 $  269                    $47,000
-------------------------------------------------------------------------------
 William M.B.                         $    0                    $     0
 Berger(3),(4)
-------------------------------------------------------------------------------
 Louis R. Bindner(3)                  $  269                    $46,400
-------------------------------------------------------------------------------
 Katherine A. Cattanach(3)            $  269                    $47,000
-------------------------------------------------------------------------------
 Lucy Black                           $    0                    $ 8,200
 Creighton(3),(6)
-------------------------------------------------------------------------------
 Paul R. Knapp(3)                     $  269                    $47,000
-------------------------------------------------------------------------------
 Gerard M.                            $    0                    $     0
 Lavin(3),(4),(5)
-------------------------------------------------------------------------------
 Harry T. Lewis(3)                    $  269                    $47,000
-------------------------------------------------------------------------------
 Michael Owen(3)                      $  326                    $57,000
-------------------------------------------------------------------------------
 William Sinclaire(3)                 $  269                    $46,400
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NOTES TO TABLE

(1) The Fund was not added as a series of the Trust until ______________, 1999. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund). Aggregate compensation figures do not include first-year estimates for the Fund. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $36,100; Louis R. Bindner $3,638; Katherine A. Cattanach $45,202; Lucy Black Creighton $6,280; Michael Owen $10,276; William Sinclaire $14,898.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Associates.

(5) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6)  Resigned as a director and trustee effective November 1997.

          Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

          As of [__________], 1999, the officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

4.        INVESTMENT ADVISOR AND SUB-ADVISOR

BERGER ASSOCIATES - INVESTMENT ADVISOR

          Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger Associates is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

          Berger Associates has been in the investment advisory business for 25 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $3.4 billion as of December 31, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 31% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.

BAY ISLE FINANCIAL CORPORATION - SUB-ADVISOR

          Bay Isle Financial Corporation ("Bay Isle"), 160 Sansome Street, 17th Floor, San Francisco, CA 94104, is the investment sub-advisor for the Fund. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment advisor or sub-advisor to mutual funds, institutional investors and individual separate accounts.

          Bay Isle served as investment advisor to the Fund (originally known as the InformationTech 100-Registered Trademark- Fund) from its inception in April 1997 until _______________, 1999, when the InformationTech 100-Registered Trademark- Fund was reorganized into the Fund with shareholder approval. At that time, Bay Isle became the investment sub-advisor to the Fund under a Sub-Advisory Agreement between Berger Associates as advisor and Bay Isle as sub-advisor. As sub-advisor, Bay Isle provides day-to-day management of the Fund's investment operations.

          William F. K. Schaff is primarily responsible for the day-to-day investment decisions for the Fund. Mr. Schaff is a co-founder and controlling person of Bay Isle and serves as its Chief Investment Officer and a director. Mr. Schaff has been managing accounts of Bay Isle clients since 1987. Gary G. Pollock is also a co-founder and controlling person of Bay Isle and serves as its President and a director.

          In addition to its other activities, Bay Isle maintains the INFORMATIONWEEK-Registered Trademark- 100 Index, an unmanaged index of the stocks of 100 companies in the information technology industries. INFORMATIONWEEK-Registered Trademark- is a registered trademark of CMP Media, which is not affiliated with Bay Isle or the Fund. Mr. Schaff also writes articles on investments for INFORMATIONWEEK magazine, a publication of CMP Media covering information technology-related topics. CMP Media compensates Bay Isle for managing the Index and for Mr. Schaff's articles.

INVESTMENT ADVISORY AGREEMENTS

          Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund:

-------------------------------------------------------------------------------
               FUND                    ADVISOR         INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
 Berger Information Technology    Berger             0.90%(2)
 Fund                             Associates(1)
-------------------------------------------------------------------------------

(1) Fund is sub-advised by Bay Isle. See text preceding and following this table.

(2) Under a written contract, the Fund's investment advisor waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 2.00% of the Fund's average daily net assets attributable to the Investor Shares for that fiscal year. The contract also provides that the advisor will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Investor Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.

          The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

          Under the Sub-Advisory Agreement between the advisor and the sub-advisor for the Fund, the sub-advisor is responsible for day-to-day investment management. The sub-advisor manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          No fees are paid directly to the sub-advisor by the Fund. Bay Isle, as the sub-advisor of the Fund, receives from the advisor a fee at the annual rate of 0.45% of the average daily net asset of the Fund. The Sub-Advisory Agreement will continue in effect until April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the advisor or the sub-advisor. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BERGER ASSOCIATES AND BAY ISLE

          Berger Associates and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. In connection with the formation of that joint venture, Berger Associates purchased from Bay Isle owners William F. K. Schaff and Gary G. Pollock the right that, if either Mr. Schaff or Mr. Pollock ever desires to sell any of his Bay Isle shares in the future, they will together first offer to sell shares to Berger Associates aggregating at least 80% of the total outstanding shares of Bay Isle at an agreed price. If Berger elects to purchase the Bay Isle shares offered, the parties have agreed to use their best efforts to have 5-year employment agreements entered into between Bay Isle and Messrs. Schaff and Pollock. Consummation of any such purchase of Bay Isle shares by Berger Associates would be subject to a number of conditions, including any required approval by Fund shareholders under the Investment Company Act of 1940. Bay Isle and Messrs. Schaff and Pollock are also compensated by Berger Associates for providing administrative or consulting services relating to their joint venture private account business.

TRADE ALLOCATIONS

          While investment decisions for the Fund are made independently by the sub-advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

          Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in Berger Associates' Code of Ethics. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

          In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.

          Bay Isle permits its officers, directors, employees and consultants to purchase and sell securities for their own accounts and accounts of related persons in accordance with provisions governing personal securities trading in Bay Isle's code of ethics and related internal policies. Employees must wait 3 days between the time a new recommendation or opinion change is made and the time the employee may trade in those securities in their own or related accounts, or alternatively may ask that their transaction be added to a "block" trade that will be made for a group of clients. Any employee trade not included in a "block" trade made must be pre-cleared if the trade exceeds certain specified volume limits or specified volume limits relative to the average daily trading volume of the security being traded. Volume limits are set with the intent of requiring prior approval of any trade that could potentially cause changes in the market price of the security in question. In addition, no employee may sell (or buy) any security which he or she has bought (or sold) within the past 5 trading days unless a loss is realized on closing the position. Each employee must acknowledge quarterly that they are in compliance with the Bay Isle code of ethics and related policies.

          EXPENSES OF THE FUND

          In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

          Under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

          The following table shows the cost to the Fund of the previously applicable advisory fee for the last three fiscal years. For the fiscal years shown, all amounts were paid to Bay Isle, the Fund's then investment advisor, now the Fund's sub-advisor.

-------------------------------------------------------------------------------
 Fiscal Year Ended February 28(1)        Advisory Fee(2)
-------------------------------------------------------------------------------
 1999                                    $ 68,000
-------------------------------------------------------------------------------
 1998(3)                                 $ 27,000
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the current investment advisory fee of 0.90% payable to Berger Associates came into effect. The current investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.

(3) The Fund was the accounting survivor in the reorganization referenced in note (1). Accordingly, this covers the period April 8, 1997 (commencement of operations of the predecessor) to February 28, 1998.

          The Fund has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Approximately 31% of the outstanding shares of DST are owned by KCSI.

          As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

          IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

          As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

          All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

12b-1 PLAN

     The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Investor Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Investor Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

     The expenses paid by Berger Associates may include, but are not limited to:

-- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Investor Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

-- payments made to and expenses of other persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Investor Shares, such as answering routine telephone inquiries and processing shareholder requests for information;

-- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Investor Shares, including services to holders of Investor Shares and prospective investors;

-- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

-- costs of printing and distributing prospectuses and reports to prospective shareholders of Investor Shares;

-- costs involved in preparing, printing and distributing sales literature for Investor Shares;

-- costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of the Fund relating to Investor Shares that Berger Associates deems advisable;

-- and such other costs relating to Investor Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Investor Shares.

          Such 12b-1 fee payments are to be made by the Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund.

          From time to time the Fund may engage in activities which jointly promote the sale of Investor Shares and other funds that are or may in the future be advised or administered by Berger Associates, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Investor Shares, along with the shares of the other fund. Berger Associates allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

          The current 12b-1 Plan will continue in effect until the end of April 2000, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Investor Shares without shareholder approval.

OTHER EXPENSE INFORMATION

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

          The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

          The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

          The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares.

          BROKERAGE POLICY

          Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

          The brokerage commissions paid by the Fund were as follows:

-------------------------------------------------------------------------------
 Fiscal Year Ended February 28(1)        Brokerage Commissions
-------------------------------------------------------------------------------
 1999                                    $10,000
-------------------------------------------------------------------------------
 1998(2)                                 $ 6,000
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.

(2) The Fund was the accounting survivor in the reorganization referenced in note (1). Accordingly, this covers the period April 8, 1997 (commencement of operations of the predecessor) to February 28, 1998.

          The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.

          In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. During the Fund's fiscal year ended February 28, 1999, brokerage was placed by the Fund's then advisor, now sub-advisor, Bay Isle Financial Corporation, and none of the brokerage commissions paid by the Fund were paid to brokers who provided to the Fund such brokerage or research services. Currently, however, the Fund's brokerage is placed by Berger Associates, the Fund's advisor, which may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

          In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger Associates.

          Berger Associates does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger Associates may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger Associates' clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger Associates then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger Associates' level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

          These brokerage and research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger Associates from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

          The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.        HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

          MINIMUM INITIAL INVESTMENTS:
                    Regular investment                           $2,000
                    Low Minimum Investment Plan                  $  100
          MINIMUM SUBSEQUENT INVESTMENTS:
                    Regular investment                           $   50
                    Automatic investment                         $   50
                    Low Minimum Investment Plan
                    (required monthly automatic investments)     $  100

          To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

          Berger Funds
          P.O. Box 419958
          Kansas City, MO  64141

          If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Fund at 1-800-551-5849 or via on-line access, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchases by wire or by overnight delivery.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

          Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of those procedures and related requirements.

          As described in the Prospectus, the Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from a shareholder's redemption proceeds if the shareholder redeems Fund shares held less than 6 months. Because an exchange involves a redemption of shares followed by a purchase, this redemption fee will also apply to exchanges of Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts or in the case of redemptions resulting from the death of the shareholder. This fee will also not be charged on the redemption of shares obtained through the reinvestment of dividends paid on Fund shares. If some but not all of the shares in an account are redeemed, shares are treated as redeemed in an order determined by and applied uniformly to all accounts by the Fund's sub-transfer agent.

8.        HOW THE NET ASSET VALUE IS DETERMINED

          The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

          The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares, and then dividing that value by the total number of the Investor Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

          In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

          The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.        INCOME DIVIDENDS, CAPITAL GAINS
          DISTRIBUTIONS AND TAX TREATMENT

          This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

          TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

          TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

          In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

          If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

          If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

          TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

          INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

          If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

          INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

          BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

          FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.       SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

          The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.       TAX-SHELTERED RETIREMENT PLANS

          The Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Fund, please call 1-800-333-1001 or write to the Fund c/o Berger Associates, P.O. Box 5005, Denver, CO 80217.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

          Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

          If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

          If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Fund or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

          Distributions from the Profit-Sharing and Money Purchase Pension
Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.

          In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

          If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse are active participants in an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

          If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.

          Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended. You should also consult with your tax advisor about state taxation of your account.

          In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

ROTH IRA

          If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death.

          Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first time home purchase, or upon death or disability.

          An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount of the traditional IRA account balance. Individuals who complete the rollover in 1998 will be permitted to spread the tax liability over a four-year period. After 1998, all taxes on such a rollover will be due in the year in which the rollover is made.

403(b) CUSTODIAL ACCOUNTS

          If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

          If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

          Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.

          Individuals who wish to purchase shares of the Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the participant's account is invested.

          In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Fund, c/o Berger Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.       EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

          A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

          To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

          Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

          Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

          Any shareholder may exchange any or all of the shareholder's shares in the Fund for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Berger Cash Account Trust ("Berger CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or Berger CAT Portfolio. The exchange privilege with the Berger CAT Portfolios does not constitute an offering or recommendation of the shares of any such Berger CAT Portfolio by the Fund or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the Berger CAT Portfolios.

          Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes, and will be subject to a redemption fee of 1% if shares are exchanged within 6 months of purchase. An exchange of shares may be made by written request directed to DST Systems, Inc., via on-line access, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by the Fund, and is not available in any state in which the shares of the Fund or Berger CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.       PERFORMANCE INFORMATION

          From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical

Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

          The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

          The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

          All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)TO THE POWER OF n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


PREDECESSOR PERFORMANCE QUOTATIONS

          The Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100-Registered Trademark- Fund, which was reorganized into the Fund effective ______________, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.

          The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization. Accordingly, performance data for the Investor Shares for periods prior _____________, 1999, do not reflect the 0.25% per year 12b-1 fee currently borne by the Investor Shares.

          Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

          The average annual total returns for the Fund for the periods shown are as follows:

-------------------------------------------------------------------------------
 FOR THE FISCAL YEAR ENDED  1-YEAR                    LIFE OF FUND
 FEBRUARY 28, 1999 (1)                                (APRIL 8, 1997)
-------------------------------------------------------------------------------
 Berger Information         47.13%(2)                 52.32%(2)
 Technology Fund -
 Investor Shares
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.

(2) Covers periods prior to the Fund's adoption of share classes on_______________, 1999, and therefore does not reflect the 0.25% per year 12b-1 fee which has been paid by the Investor Shares since the inception of the class on that date.

14.       ADDITIONAL INFORMATION

Fund Organization

          The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on [__________], 1999. The Fund is the successor to the fund formerly known as the InformationTech 100-Registered Trademark- Fund. The InformationTech 100-Registered Trademark- Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100-Registered Trademark- Fund was then reorganized into the Fund in a transaction that became effective on [__________________], 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

          Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

          In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

          Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

          Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

          Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

          The Fund currently has divided its shares into two classes of shares, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-706-0539.

           Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS

          Insofar as the management of the Fund is aware, as of _________, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

-------------------------------------------------------------------------------
 OWNER                                   PERCENTAGE HELD(1)
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.              [______]%
 101 Montgomery Street                   (owned of record)
 San Francisco,  CA 94104
-------------------------------------------------------------------------------
 Du Bain 1991 Trust                      [______]%
 Myron Du Bain TTEE                      (owned of record)
 160 Sansome Street, 17th Floor
 San Francisco, CA 94104
-------------------------------------------------------------------------------

(1) All shares appearing on this table are of the Fund's Institutional Shares class.

          In addition, Bay Isle has advised the Trust that it may have voting discretion over [____]% of the Fund's outstanding shares in accounts beneficially owned by various Bay Isle advisory clients. Bay Isle may be deemed to beneficially own those shares as a result of its voting discretion. If Bay Isle is deemed to beneficially own more than 25% of the Fund's outstanding shares, Bay Isle may also be deemed to control the Fund.

DISTRIBUTION

          Berger Distributors, Inc., as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund.

          The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.

OTHER INFORMATION

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 1999. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 1998 income tax return.

FINANCIAL INFORMATION

          The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the InformationTech 100-Registered Trademark- Fund, the predecessor to the Fund, dated February 28, 1999, along with the Report of Independent Accountants thereon of McGladrey & Pullen, LLP, dated March 26, 1999:

          Schedule of Investments as of February 28, 1999

          Statement of Assets and Liabilities as of February 28, 1999

          Statement of Operations for the Fiscal Year Ended February 28, 1999

          Statement of Changes in Net Assets for each of the periods indicated

          Notes to Financial Statements, February 28, 1999

          Financial Highlights for each of the periods indicated

          That Annual Report is enclosed with this Statement of Additional Information. Additional copies may be obtained upon request without charge by calling the Fund at 1-800-333-1001.

                                     APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     Aa-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                               SUBJECT TO COMPLETION
                  PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                               DATED __________, 1999



                        BERGER INFORMATION TECHNOLOGY FUND
                  (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                                INSTITUTIONAL SHARES



                        STATEMENT OF ADDITIONAL INFORMATION
                        SHAREHOLDER SERVICES: 1-800-960-8427



          This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Information Technology Fund (the "Fund") -- Institutional Shares, dated ___________, 1999, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539.

          This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization on ___________, 1999.


     The Fund is the successor to the InformationTech 100-Registered Trademark-Fund, which was reorganized into the Fund effective ________________, 1999. The financial statements of the predecessor fund for the fiscal year ended February 28, 1999, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the predecessor fund's 1999 Annual Report to Shareholders dated February 28, 1999. Additional copies may be obtained upon request without charge by calling the Fund at 1-800-333-1001.






                              DATED [_________], 1999

                                 TABLE OF CONTENTS
                                         &
                           CROSS-REFERENCES TO PROSPECTUS


-------------------------------------------------------------------------------
 TABLE OF CONTENTS                       CROSS-REFERENCES TO
                                         RELATED DISCLOSURES
                                         IN PROSPECTUS
-------------------------------------------------------------------------------
 Introduction                            Contents
-------------------------------------------------------------------------------
 1. Investment Strategies and Risks of   Berger Information Technology Fund;
 the Fund                                Investment Techniques, Securities and
                                         Associated Risks
-------------------------------------------------------------------------------
 2. Investment Restrictions              Berger Information Technology Fund;
                                         Investment Techniques, Securities and
                                         Associated Risks
-------------------------------------------------------------------------------
 3. Management of the Fund               Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 4. Investment Advisor and Sub-Advisor   Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 5. Expenses of the Fund                 Berger Information Technology Fund;
                                         Financial Highlights for the Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 6. Brokerage Policy                     Berger Information Technology Fund;
                                         Organization of the Fund
-------------------------------------------------------------------------------
 7. How to Purchase and Redeem Shares    Buying Shares; Exchanging Shares
 in the Fund
-------------------------------------------------------------------------------
 8. How the Net Asset Value is           Your Share Price
 Determined
-------------------------------------------------------------------------------
 9. Income Dividends, Capital Gains      Distributions and Taxes
 Distributions and Tax Treatment
-------------------------------------------------------------------------------
 10. Suspension of Redemption Rights     Other Information About Your Account
-------------------------------------------------------------------------------
 11. Tax-Sheltered Retirement Plans      Tax-Sheltered Retirement Plans
-------------------------------------------------------------------------------
 12. Exchange Privilege                  Exchanging Shares
-------------------------------------------------------------------------------
 13. Performance Information             Berger Information Technology Fund;
                                         Financial Highlights for the Fund
-------------------------------------------------------------------------------
 14. Additional Information              Organization of the Fund; Special Fund
                                         Structure
-------------------------------------------------------------------------------
 Financial Information                   Financial Highlights for the Fund
-------------------------------------------------------------------------------

                                     INTRODUCTION

          The Fund described in this SAI is a mutual fund, or open-end, management investment company. The Fund is a diversified fund.

1.        INVESTMENT STRATEGIES AND RISKS OF THE FUND

          The Prospectus describes the investment objective of the Fund and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in the Fund.

          This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

          COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

          DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix
A to this SAI.

          Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

          Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

          CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

          SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

          ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

          SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

          SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

          INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund's sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss to the Fund. The advisor's or sub-advisor's trade allocation procedures govern which of its advised accounts participate in any IPO. See the heading "Trade Allocations" under Section 4 below.

          FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

          Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.

          There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities.

          Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

          If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

          These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

          When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

          The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES. The Fund currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the

Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

          Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

          HEDGING TRANSACTIONS. Although it has historically not done so, the Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-advisor considers pertinent.

          A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

          The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          Following is additional information concerning the futures, forwards and options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          FUTURES CONTRACTS.     Financial futures contracts are exchange-traded
contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

          The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

          In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

          The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

          The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

          Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments.
The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.
The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

          The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

          OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

          The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

          The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

          An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

     PORTFOLIO TURNOVER.   Investment changes in the Fund will be made whenever
management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

     Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.        INVESTMENT RESTRICTIONS

          The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without a shareholders' vote. There can be no assurance that the Fund's investment objective will be realized.

          The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

          In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

BERGER INFORMATION TECHNOLOGY FUND

          The following fundamental restrictions apply to the Berger Information Technology Fund. The Fund may not:

          1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

          The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          3. The Fund may not invest in companies for the purposes of exercising control of management.

          4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.        MANAGEMENT OF THE FUND

          The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

          The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT  59717,
          DOB: 1937. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1942. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Co-Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. President and a director of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc., since February 1998. Formerly, a Vice President of DST Systems, Inc. (data processing) from July 1995 to February 1998; President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995; and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, DOB: 1928.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1925. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, DOB: 1925.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
          Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, DOB:
          1945. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Director
          (since February 1998) and a Vice President (February 1998 - November
          1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Previously (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, DOB:
          1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995.
          Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, DOB: 1928.
          President, Santa Clara LLC (privately owned agriculture company). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1949. Executive Vice President of the Berger Funds since February 1999. Executive Vice President of Berger Associates, Inc., since February 1999. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.

*    JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1954. Vice President and Secretary (since November 1998) and Assistant Secretary (September 1996 to November 1998) of the Berger Funds. Vice President (since October 1997), Secretary (since November
          1998) and Assistant Secretary (September 1996 through November 1998) with Berger Associates. Vice President and Secretary with Berger Distributors, Inc., since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.

*    DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger Associates. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors, Inc. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*    BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February

          1997) and Chief Compliance Officer (since August 1994) with Berger Associates. Chief Compliance Officer with Berger Distributors, Inc., since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*    JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO  80206,
          DOB: 1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger Associates. Formerly, manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.
________________

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's advisor or sub-advisor.

          The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

          The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 1998. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

          The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 1998, for each trustee of the Fund:

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     NAME AND POSITION                  AGGREGATE COMPENSATION FROM
     WITH BERGER FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 BERGER INFORMATION        All Berger Funds(2)
                                 TECHNOLOGY FUND(1)
-------------------------------------------------------------------------------
 Dennis E. Baldwin(3)                  $ 269                     $47,000
-------------------------------------------------------------------------------
 William M.B.                          $   0                     $     0
 Berger(3),(4)
-------------------------------------------------------------------------------
 Louis R. Bindner(3)                   $ 269                     $46,400
-------------------------------------------------------------------------------
 Katherine A. Cattanach(3)             $ 269                     $47,000
-------------------------------------------------------------------------------
 Lucy Black                            $   0                     $ 8,200
 Creighton(3),(6)
-------------------------------------------------------------------------------
 Paul R. Knapp(3)                      $ 269                     $47,000
-------------------------------------------------------------------------------
 Gerard M.                             $   0                     $     0
 Lavin(3),(4),(5)
-------------------------------------------------------------------------------
 Harry T. Lewis(3)                     $ 269                     $47,000
-------------------------------------------------------------------------------
 Michael Owen(3)                       $ 326                     $57,000
-------------------------------------------------------------------------------
 William Sinclaire(3)                  $ 269                     $46,400
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

NOTES TO TABLE

(1) The Fund was not added as a series of the Trust until ______________, 1999. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Investment Portfolio Trust (including the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund), the Berger Institutional Products Trust (four series), the Berger/BIAM Worldwide Funds Trust (three series, including the Berger/BIAM International Fund), the Berger/BIAM Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (including the Berger Small Cap Value Fund). Aggregate compensation figures do not include first-year estimates for the Fund. Of the aggregate amounts shown for each trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $36,100; Louis R. Bindner $3,638; Katherine A. Cattanach $45,202; Lucy Black Creighton $6,280; Michael Owen $10,276; William Sinclaire $14,898.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Associates.

(5) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6)  Resigned as a director and trustee effective November 1997.

          Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

          As of [__________], 1999, the officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

4.        INVESTMENT ADVISOR AND SUB-ADVISOR

BERGER ASSOCIATES - INVESTMENT ADVISOR

          Berger Associates, Inc. ("Berger Associates"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger Associates is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger Associates also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

          Berger Associates has been in the investment advisory business for 25 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $3.4 billion as of December 31, 1998. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. KCSI also owns approximately 31% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Fund's sub-transfer agent.

BAY ISLE FINANCIAL CORPORATION - SUB-ADVISOR

          Bay Isle Financial Corporation ("Bay Isle"), 160 Sansome Street, 17th Floor, San Francisco, CA 94104, is the investment sub-advisor for the Fund. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment advisor or sub-advisor to mutual funds, institutional investors and individual separate accounts.

          Bay Isle served as investment advisor to the Fund (originally known as the InformationTech 100-Registered Trademark- Fund) from its inception in April 1997 until _______________, 1999, when the InformationTech 100-Registered Trademark- Fund was reorganized into the Fund with shareholder approval. At that time, Bay Isle became the investment sub-advisor to the Fund under a Sub-Advisory Agreement between Berger Associates as advisor and Bay Isle as sub-advisor. As sub-advisor, Bay Isle provides day-to-day management of the Fund's investment operations.

          William F. K. Schaff is primarily responsible for the day-to-day investment decisions for the Fund. Mr. Schaff is a co-founder and controlling person of Bay Isle and serves as its Chief Investment Officer and a director. Mr. Schaff has been managing accounts of Bay Isle clients since 1987. Gary G. Pollock is also a co-founder and controlling person of Bay Isle and serves as its President and a director.

          In addition to its other activities, Bay Isle maintains the INFORMATIONWEEK-Registered Trademark- 100 Index, an unmanaged index of the stocks of 100 companies in the information technology industries. INFORMATIONWEEK-Registered Trademark- is a registered trademark of CMP Media, which is not affiliated with Bay Isle or the Fund. Mr. Schaff also writes articles on investments for INFORMATIONWEEK magazine, a publication of CMP Media covering information technology-related topics. CMP Media compensates Bay Isle for managing the Index and for Mr. Schaff's articles.

INVESTMENT ADVISORY AGREEMENTS

          Under the Investment Advisory Agreement between the Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which the Fund may own or contemplate acquiring from time to time. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          Under the Agreement, the advisor is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund:

-------------------------------------------------------------------------------
               FUND                    ADVISOR         INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
 Berger Information Technology    Berger                      0.90%(2)
 Fund                             Associates(1)
-------------------------------------------------------------------------------

(1) Fund is sub-advised by Bay Isle. See text preceding and following this table.

(2) Under a written contract, the Fund's investment advisor waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Institutional Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets attributable to the Institutional Shares for that fiscal year. The contract also provides that the advisor will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Institutional Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.

          The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. The Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

          Under the Sub-Advisory Agreement between the advisor and the sub-advisor for the Fund, the sub-advisor is responsible for day-to-day investment management. The sub-advisor manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          No fees are paid directly to the sub-advisor by the Fund. Bay Isle, as the sub-advisor of the Fund, receives from the advisor a fee at the annual rate of 0.45% of the average daily net asset of the Fund. The Sub-Advisory Agreement will continue in effect until April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the advisor or the sub-advisor. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN BERGER ASSOCIATES AND BAY ISLE

          Berger Associates and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. In connection with the formation of that joint venture, Berger Associates purchased from Bay Isle owners William F. K. Schaff and Gary G. Pollock the right that, if either Mr. Schaff or Mr. Pollock ever desires to sell any of his Bay Isle shares in the future, they will together first offer to sell shares to Berger Associates aggregating at least 80% of the total outstanding shares of Bay Isle at an agreed price. If Berger elects to purchase the Bay Isle shares offered, the parties have agreed to use their best efforts to have 5-year employment agreements entered into between Bay Isle and Messrs. Schaff and Pollock. Consummation of any such purchase of Bay Isle shares by Berger Associates would be subject to a number of conditions, including any required approval by Fund shareholders under the Investment Company Act of 1940. Bay Isle and Messrs. Schaff and Pollock are also compensated by Berger Associates for providing administrative or consulting services relating to their joint venture private account business.

TRADE ALLOCATIONS

          While investment decisions for the Fund are made independently by the sub-advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

          Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in Berger Associates' Code of Ethics. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or Berger Associates' other advisory clients. Directors and officers of Berger Associates, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

          In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.

          Bay Isle permits its officers, directors, employees and consultants to purchase and sell securities for their own accounts and accounts of related persons in accordance with provisions governing personal securities trading in Bay Isle's code of ethics and related internal policies. Employees must wait 3 days between the time a new recommendation or opinion change is made and the time the employee may trade in those securities in their own or related accounts, or alternatively may ask that their transaction be added to a "block" trade that will be made for a group of clients. Any employee trade not included in a "block" trade made must be pre-cleared if the trade exceeds certain specified volume limits or specified volume limits relative to the average daily trading volume of the security being traded. Volume limits are set with the intent of requiring prior approval of any trade that could potentially cause changes in the market price of the security in question. In addition, no employee may sell (or buy) any security which he or she has bought (or sold) within the past 5 trading days unless a loss is realized on closing the position. Each employee must acknowledge quarterly that they are in compliance with the Bay Isle code of ethics and related policies.

5.        EXPENSES OF THE FUND

     In addition to paying an investment advisory fee to its advisor, the Fund pays all of its expenses not assumed by its advisor, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, costs of share certificates, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

          Under a separate Administrative Services Agreement with respect to the Fund, Berger Associates performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The Fund pays Berger Associates a fee at an annual rate of 0.01% of its average daily net assets for such services. These fees are in addition to the investment advisory fees paid under the Investment Advisory Agreement. The administrative services fees may be changed by the trustees without shareholder approval.

          The following table shows the cost to the Fund of the previously applicable advisory fee for the last three fiscal years. For the fiscal years shown, all amounts were paid to Bay Isle, the Fund's then investment advisor, now the Fund's sub-advisor.

-------------------------------------------------------------------------------
 Fiscal Year Ended February 28 (1)       Advisory Fee(2)
-------------------------------------------------------------------------------
 1999                                    $ 68,000
-------------------------------------------------------------------------------
 1998 (3)                                $ 27,000
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the current investment advisory fee of 0.90% payable to Berger Associates came into effect. The current investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.

(3) The Fund was the accounting survivor in the reorganization referenced in note (1). Accordingly, this covers the period April 8, 1997 (commencement of operations of the predecessor) to February 28, 1998.

          The Fund has appointed Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, IFTC also serves as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-agent to provide transfer agency and dividend disbursing services for the Fund. Approximately 31% of the outstanding shares of DST are owned by KCSI.

          As recordkeeping and pricing agent, IFTC calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays IFTC a monthly base fee plus an asset-based fee. IFTC is also reimbursed for certain out-of-pocket expenses.

          IFTC, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, IFTC receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

          As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, IFTC receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are passed through to DST as sub-agent.

          All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.




OTHER EXPENSE INFORMATION

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

          The Fund and/or its advisor have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

          The Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's Institutional Shares.

          BROKERAGE POLICY

     Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger Associates as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

          The brokerage commissions paid by the Fund were as follows:

-------------------------------------------------------------------------------
 Fiscal Year Ended February 28 (1)       Brokerage Commissions
-------------------------------------------------------------------------------
 1999                                    $10,000
-------------------------------------------------------------------------------
 1998(2)                                 $ 6,000
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.

(2) The Fund was the accounting survivor in the reorganization referenced in note (1). Accordingly, this covers the period April 8, 1997 (commencement of operations of the predecessor) to February 28, 1998.

          The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor does not have an obligation to seek the lowest available commission.

          In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor. During the Fund's fiscal year ended February 28, 1999, brokerage was placed by the Fund's then advisor, now sub-advisor, Bay Isle Financial Corporation, and none of the brokerage commissions paid by the Fund were paid to brokers who provided to the Fund such brokerage or research services. Currently, however, the Fund's brokerage is placed by Berger Associates, the Fund's advisor, which may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

          In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor in the investment decision-making process may be paid for with the Fund's commission dollars. The advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for Berger Associates.

          Berger Associates does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger Associates may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger Associates' clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger Associates then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger Associates' level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

          These brokerage and research services received from brokers are often helpful to Berger Associates in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger Associates' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger Associates from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

          The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DST and Berger Associates.

          The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the advisor may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor of the Fund will seek the best execution of each transaction.

7.        HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

          Minimum Initial Investment                                    $250,000

          Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000. (This requirement is not applicable to shareholder accounts opened prior to the Fund's reorganization on ____________, 1999, since those accounts met the initial investment minimum in effect for the Fund at the time those accounts were opened.)

          To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

          Berger Funds
          P.O. Box 419958
          Kansas City, MO  64141

          Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

          Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (www.bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

          Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of those procedures and related requirements.

          As described in the Prospectus, the Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from a shareholder's redemption proceeds if the shareholder redeems Fund shares held less than 6 months. Because an exchange involves a redemption of shares followed by a purchase, this redemption fee will also apply to exchanges of Fund shares held less than 6 months. This fee is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. This fee will not be charged to retirement plan accounts or in the case of redemptions resulting from the death of the shareholder. This fee will also not be charged on the redemption of shares obtained through the reinvestment of dividends paid on Fund shares. If some but not all of the shares in an account are redeemed, shares are treated as redeemed in an order determined by and applied uniformly to all accounts by the Fund's sub-transfer agent.

5.        HOW THE NET ASSET VALUE IS DETERMINED

          The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

          The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

          In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

          The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

6.        INCOME DIVIDENDS, CAPITAL GAINS
          DISTRIBUTIONS AND TAX TREATMENT

          This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

          TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

          TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

          In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

          If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

          If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

          TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

          INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

          If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

          INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

          BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

          FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.       SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

          The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under
Section 8.

11.       TAX-SHELTERED RETIREMENT PLANS

          The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.

          The Fund also offers an Automatic Investment Plan (minimum $100 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for shareholders who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-960-8427.

12.       EXCHANGE PRIVILEGE

     Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other available Berger Funds, without charge, after receiving a current prospectus of the other fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., by telephoning the Fund at 1-800-960-8427 or by contacting the Fund online at www.bergerfunds.com. This privilege may be terminated or amended by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and online transaction privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.       PERFORMANCE INFORMATION

          From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Wilshire 5000 Index, the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far
East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

          The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

          The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

          All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

PREDECESSOR PERFORMANCE QUOTATIONS

          The Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100-Registered Trademark- Fund, which was
reorganized into the Fund effective ______________, 1999.   As part of the
reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund. The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization.

          Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

          The average annual total returns for the Fund for the periods shown are as follows:

-------------------------------------------------------------------------------
 For the Fiscal Year Ended  1-Year                    Life of Fund
 February 28, 1999 (1)                                (April 8, 1997)
-------------------------------------------------------------------------------
 Berger Information         47.13%                    52.32%
 Technology Fund -
 Institutional Shares
-------------------------------------------------------------------------------

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective _________________, 1999.


14.       ADDITIONAL INFORMATION

FUND ORGANIZATION

          The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on [__________], 1999. The Fund is the successor to the fund formerly known as the InformationTech 100-Registered Trademark- Fund. The InformationTech 100-Registered Trademark- Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100-Registered Trademark- Fund was then reorganized into the Fund in a transaction that became effective on [__________________], 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund.

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

          Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, shareholders of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a shareholder of the Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

          Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

          Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

          Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

          The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

           Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS

          Insofar as the management of the Fund is aware, as of _________, 1999, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

-------------------------------------------------------------------------------
 OWNER                                   PERCENTAGE HELD(1)
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.              [______]%
 101 Montgomery Street                   (owned of record)
 San Francisco,  CA 94104
-------------------------------------------------------------------------------
 Du Bain 1991 Trust                      [______]%
 Myron Du Bain TTEE                      (owned of record)
 160 Sansome Street, 17th Floor
 San Francisco, CA 94104
-------------------------------------------------------------------------------

(1) All shares appearing on this table are of the Fund's Institutional Shares class.

          In addition, Bay Isle has advised the Trust that it may have voting discretion over [____]% of the Fund's outstanding shares in accounts beneficially owned by various Bay Isle advisory clients. Bay Isle may be deemed to beneficially own those shares as a result of its voting discretion. If Bay Isle is deemed to beneficially own more than 25% of the Fund's outstanding shares, Bay Isle may also be deemed to control the Fund.

DISTRIBUTION

          Berger Distributors, Inc., as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund.

          The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger Associates for its costs in distributing Fund shares.

OTHER INFORMATION

          The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Fund for the fiscal year ended September 30, 1999. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 1998 income tax return.

FINANCIAL INFORMATION

          The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the InformationTech 100-Registered Trademark- Fund, the predecessor to the Fund, dated February 28, 1999, along with the Report of Independent Accountants thereon of McGladrey & Pullen, LLP, dated March 26, 1999:

          Schedule of Investments as of February 28, 1999

          Statement of Assets and Liabilities as of February 28, 1999

          Statement of Operations for the Fiscal Year Ended February 28, 1999

          Statement of Changes in Net Assets for each of the periods indicated

          Notes to Financial Statements, February 28, 1999

          Financial Highlights for each of the periods indicated

          That Annual Report is enclosed with this Statement of Additional Information. Additional copies may be obtained upon request without charge by calling the Fund at 1-800-333-1001.

                                     APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER INVESTMENT PORTFOLIO TRUST

PART C.   OTHER INFORMATION

Item 23.  EXHIBITS

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  INDEMNIFICATION

          Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is a series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 27.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The business of Berger Associates, Inc., the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Berger Funds Family -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger Associates' Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated March 29, 1999), which information from such schedules is incorporated herein by reference.

          The business of Bay Isle Financial Corporation ("Bay Isle"), sub-adviser to the Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of Bay Isle (current and for the past two years) is listed in Schedules A and D of Bay Isle's Form ADV as filed with the Securities and Exchange Commission (File No. 801-27563, dated March 31, 1999), which information from such schedules is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
--International Equity Fund
--Berger/BIAM International CORE Fund

          (b) For Berger Distributors, Inc.:

--------------------------------------------------------------------------------
Name                   Positions and                   Positions and
                       Offices with                    Offices with
                       Underwriter                     Registrant
--------------------------------------------------------------------------------
David G. Mertens       President, CEO and Director     None
--------------------------------------------------------------------------------
David J. Schultz       Chief Financial Officer,        Vice President and
                       Assistant Secretary and         Treasurer
                       Treasurer
--------------------------------------------------------------------------------
Brian Ferrie           Vice President and Chief        Vice President
                       Compliance Officer
--------------------------------------------------------------------------------
Mark S. Sunderhuse     Director                        Vice President of the
                                                       Berger New Generation
                                                       Fund of the Registrant
--------------------------------------------------------------------------------
Janice M. Teague       Vice President and              Vice President and
                       Secretary                       Secretary
--------------------------------------------------------------------------------

          The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

          (c) Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

          (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

          (c) Certain records relating to day-to-day portfolio management of the Fund are kept at the offices of Bay Isle Financial Corporation, 160 Sansome Street, 17th Floor, San Francisco, CA 94104.

Item 29.  MANAGEMENT SERVICES

          The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.

Item 30.  UNDERTAKINGS

          Not applicable.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 16th day of April, 1999.

                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   (Registrant)

                                   By  Gerard M. Lavin
                                      ------------------------------------------
                                     Name: Gerard M. Lavin
                                          --------------------------------------
                                     Title: President
                                           -------------------------------------


          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                      TITLE                           DATE


Gerard M. Lavin                President (Principal              April 16,  1999
---------------------------    Executive Officer)
Gerard M. Lavin                and Director


David J. Schultz               Vice President and                April 16,  1999
---------------------------    Treasurer (Principal
David J. Schultz               Financial Officer)


John Paganelli                 Assistant Treasurer               April 16,  1999
---------------------------    (Principal Accounting
John Paganelli                 Officer)


/s/ Dennis E. Baldwin          Trustee                           April 16,  1999
---------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger        Trustee                           April 16,  1999
---------------------------
William M.B. Berger*


/s/ Louis R. Bindner           Trustee                           April 16,  1999
---------------------------
Louis R. Bindner*


/s/ Katherine A. Cattanach     Trustee                           April 16,  1999
---------------------------
Katherine A. Cattanach*

/s/ Paul R. Knapp              Trustee                           April 16,  1999
---------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.        Trustee                           April 16,  1999
---------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen               Trustee                           April 16,  1999
---------------------------
Michael Owen*


/s/ William Sinclaire          Trustee                           April 16,  1999
---------------------------
William Sinclaire*


Gerard M. Lavin
---------------------------
*By Gerard M. Lavin
    Attorney-in-Fact

                         BERGER INVESTMENT PORTFOLIO TRUST
                                    EXHIBIT INDEX

N-1A                      EDGAR
Exhibit                   Exhibit
No.                       No.                   Name of Exhibit
--------------            --------              ---------------

(1)   Exhibit    23(a)                          Trust Instrument
(2)   Exhibit    23(b)                          Bylaws
      Exhibit    23(c)                          Not applicable
(3)   Exhibit    23(d)-1                        Form of Investment Advisory
                                                Agreement for Berger Small
                                                Company Growth Fund
(4)   Exhibit    23(d)-2                        Form of Investment Advisory
                                                Agreement for Berger New
                                                Generation Fund
(5)   Exhibit    23(d)-3                        Form of Investment Advisory
                                                Agreement for Berger Balanced
                                                Fund
(6)   Exhibit    23(d)-4                        Form of Investment Advisory
                                                Agreement for Berger Select
                                                Fund
(7)   Exhibit    23(d)-5                        Form of Investment Advisory
                                                Agreement for Berger Mid Cap
                                                Growth Fund
(8)   Exhibit    23(d)-6                        Form of Investment Advisory
                                                Agreement for Berger Mid Cap
                                                Value Fund
(9)   Exhibit    23(d)-7                        Form of Sub-Advisory Agreement
                                                for Berger Mid Cap Value Fund
 *    Exhibit    23(d)-8  EX-99.B23(d)-8        Form of Investment Advisory
                                                Agreement for Berger Information
                                                Technology Fund
 *    Exhibit    23(d)-9  EX-99.B23(d)-9        Form of Sub-Advisory Agreement
                                                for Berger Information
                                                Technology Fund
(10)  Exhibit    23(e)                          Form of Distribution Agreement
                                                between the Trust and Berger
                                                Distributors, Inc.
      Exhibit    23(f)                          Not applicable
(11)  Exhibit    23(g)                          Form of Custody Agreement
(12)  Exhibit    23(h)-1                        Form of Administrative Services
                                                Agreement for Berger Small
                                                Company Growth Fund
(13)  Exhibit    23(h)-2                        Form of Administrative Services
                                                Agreement for Berger New
                                                Generation Fund
(14)  Exhibit    23(h)-3                        Form of Administrative Services
                                                Agreement for Berger Balanced
                                                Fund
(15)  Exhibit    23(h)-4                        Form of Administrative Services
                                                Agreement for Berger Select
                                                Fund
(16)  Exhibit    23(h)-5                        Form of Administrative Services
                                                Agreement for Berger Mid Cap
                                                Growth Fund
(17)  Exhibit    23(h)-6                        Form of Administrative Services
                                                Agreement for Berger Mid Cap
                                                Value Fund
(18)  Exhibit    23(h)-7                        Form of Recordkeeping and
                                                Pricing Agent Agreement
(19)  Exhibit    23(h)-8                        Form of Agency Agreement
 *    Exhibit    23(h)-9  EX-99.B23(h)-9        Form of Administrative Services
                                                Agreement for the Berger
                                                Information Technology Fund

 *    Exhibit    23(i)    EX-99.B23(i)          Opinion and consent of Davis,
                                                Graham & Stubbs LLP (relating
                                                to the Berger Information
                                                Technology Fund)
(28)  Exhibit    23(j)-1                        Consent of
                                                PricewaterhouseCoopers LLP
 *    Exhibit    23(j)-2  EX-99.B23(j)-2        Consent of McGladrey & Pullen,
                                                LLP relating to the Berger
                                                Information Technology Fund
      Exhibit    23(k)                          Not applicable
(20)  Exhibit    23(l)                          Investment Letter from Initial
                                                Stockholder
(21)  Exhibit    23(m)-1                        Rule 12b-1 Plan for Berger
                                                Small Company Growth Fund
(22)  Exhibit    23(m)-2                        Rule 12b-1 Plan for Berger New
                                                Generation Fund
(23)  Exhibit    23(m)-3                        Rule 12b-1 Plan for Berger
                                                Balanced Fund
(24)  Exhibit    23(m)-4                        Rule 12b-1 Plan for Berger
                                                Select Fund
(25)  Exhibit    23(m)-5                        Rule 12b-1 Plan for Berger Mid
                                                Cap Growth Fund
(26)  Exhibit    23(m)-6                        Rule 12b-1 Plan for Berger Mid
                                                Cap Value Fund
 *    Exhibit    23(m)-7  EX-99.B23(m)-7        Rule 12b-1 Plan for the
                                                Investor Shares of the Berger
                                                Information Technology Fund
(28)  Exhibit    23(n)-1                        Financial Data Schedule for
                                                Berger Small Company Growth
                                                Fund
(27)  Exhibit    23(n)-2                        Financial Data Schedule for
                                                Berger New Generation Fund
(28)  Exhibit    23(n)-3                        Financial Data Schedule for
                                                Berger Balanced Fund
(28)  Exhibit    23(n)-4                        Financial Data Schedule for
                                                Berger Select Fund
(28)  Exhibit    23(n)-5                        Financial Data Schedule for
                                                Berger Mid Cap Growth Fund
(28)  Exhibit    23(n)-6                        Financial Data Schedule for
                                                Berger Mid Cap Value Fund
 **   Exhibit    23(n)-7                        Financial Data Schedule for
                                                Berger Information Technology
                                                Fund - Investor Shares
 *    Exhibit    23(n)-8  EX-27.8               Financial Data Schedule for
                                                Berger Information Technology
                                                Fund - Institutional Shares
 *    Exhibit    23(o)    EX-99.B23(o)          Rule 18f-3 Plan for the Berger
                                                Information Technology Fund

----------------------------

*     Filed herewith.
** Not required to be filed until financial statements for the new class of the Fund are required.

Filed previously as indicated below and incorporated herein by reference:
(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.
(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(27) Filed as Exhibit 15.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(28) Filed as Exhibit number listed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed January 25, 1999.